Document and Entity Information	3 Months Ended
Mar. 31, 2026
Document and Entity Information
Document Type	F-1
Entity Registrant Name	SL Science Holding Limited
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002070534
Amendment Flag	false